Investments (Details) - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 3,565,549,069	$ 3,153,374,085
Investments, at contract value	171,427,516	161,070,016
Total investments	3,736,976,585	3,314,444,101
Northern Trust common stock funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	270,853,326	232,116,478
Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	101,751,231	82,444,860
Collective trust funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	3,192,944,512	2,838,812,747
Fair Value, Inputs, Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	372,604,557	314,561,338
Total investments	372,604,557	314,561,338
Fair Value, Inputs, Level 1 | Northern Trust common stock funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	270,853,326	232,116,478
Fair Value, Inputs, Level 1 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	101,751,231	82,444,860
Fair Value, Inputs, Level 1 | Collective trust funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Fair Value, Inputs, Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	3,192,944,512	2,838,812,747
Total investments	3,192,944,512	2,838,812,747
Fair Value, Inputs, Level 2 | Northern Trust common stock funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Fair Value, Inputs, Level 2 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Fair Value, Inputs, Level 2 | Collective trust funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	3,192,944,512	2,838,812,747
Fair Value, Inputs, Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Total investments	0	0
Fair Value, Inputs, Level 3 | Northern Trust common stock funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Fair Value, Inputs, Level 3 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Fair Value, Inputs, Level 3 | Collective trust funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 0	$ 0